CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 156	€ 147	€ 290	€ 439
Cash subject to restrictions		€ 29
Subsidiaries in capital control restrictions countries
Disclosure of cash and cash equivalents [line Items]
Cash subject to restrictions	€ 24